Disclosure of Detailed Information About Property, Plant and Equipment (Details) - USD ($) $ in Millions		6 Months Ended		12 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		$ 8,832	$ 8,361	$ 8,361	$ 8,140
Additions		274	609	1,112	903
Adjustments to project costs				(7)	(12)
Disposals		(1)	(17)	(53)	(8)
Transfers				(2)	(6)
Impairment	[1]			0	(65)	$ 0
Depreciation				(614)	(633)
Exchange difference				35	42
Property, plant and equipment at end of period		8,743		8,832	8,361	8,140
Previously stated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period					8,134
Property, plant and equipment at end of period						8,134
Increase (decrease) due to changes in accounting policy required by IFRSs [member] | IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period					6
Property, plant and equipment at end of period						6
Leasehold interests in land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		526	540	540	552
Additions				1	0
Adjustments to project costs				(2)	0
Disposals				0	0
Transfers				0	0
Impairment					0
Depreciation				(13)	(12)
Exchange difference				0	0
Property, plant and equipment at end of period				526	540	552
Leasehold interests in land [Member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period					552
Property, plant and equipment at end of period						552
Leasehold interests in land [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period					0
Property, plant and equipment at end of period						0
Land improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		231	243	243	243
Additions				0	3
Adjustments to project costs				(7)	0
Disposals				(2)	0
Transfers				2	5
Impairment					0
Depreciation				(6)	(9)
Exchange difference				1	1
Property, plant and equipment at end of period				231	243	243
Land improvements [Member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period					243
Property, plant and equipment at end of period						243
Land improvements [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period					0
Property, plant and equipment at end of period						0
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		6,525	6,335	6,335	6,471
Additions				9	7
Adjustments to project costs				4	0
Disposals				(32)	(1)
Transfers				583	265
Impairment					0
Depreciation				(404)	(442)
Exchange difference				30	35
Property, plant and equipment at end of period				6,525	6,335	6,471
Buildings [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period					6,465
Property, plant and equipment at end of period						6,465
Buildings [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period					6
Property, plant and equipment at end of period						6
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		2	1	1	1
Additions				2	1
Adjustments to project costs				0	0
Disposals				0	0
Transfers				0	0
Impairment					0
Depreciation				(1)	(1)
Exchange difference				0	0
Property, plant and equipment at end of period				2	1	1
Leasehold improvements [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period					1
Property, plant and equipment at end of period						1
Leasehold improvements [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period					0
Property, plant and equipment at end of period						0
Motor vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		40	36	36	7
Additions				29	35
Adjustments to project costs				0	0
Disposals				(14)	0
Transfers				0	0
Impairment					0
Depreciation				(11)	(6)
Exchange difference				0	0
Property, plant and equipment at end of period				40	36	7
Motor vehicles [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period					7
Property, plant and equipment at end of period						7
Motor vehicles [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period					0
Property, plant and equipment at end of period						0
Ships [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		40	45	45	122
Additions				0	0
Adjustments to project costs				0	0
Disposals				0	0
Transfers				0	0
Impairment					(65)
Depreciation				(5)	(12)
Exchange difference				0	0
Property, plant and equipment at end of period				40	45	122
Ships [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period					122
Property, plant and equipment at end of period						122
Ships [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period					0
Property, plant and equipment at end of period						0
Furniture, fittings and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		694	667	667	585
Additions				47	89
Adjustments to project costs				(2)	1
Disposals				(3)	(3)
Transfers				156	143
Impairment					0
Depreciation				(174)	(151)
Exchange difference				3	3
Property, plant and equipment at end of period				694	667	585
Furniture, fittings and equipment [Member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period					585
Property, plant and equipment at end of period						585
Furniture, fittings and equipment [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period					0
Property, plant and equipment at end of period						0
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		774	494	494	159
Additions				1,024	768
Adjustments to project costs				0	(13)
Disposals				(2)	(4)
Transfers				(743)	(419)
Impairment					0
Depreciation				0	0
Exchange difference				1	3
Property, plant and equipment at end of period				774	494	159
Construction in progress [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period					159
Property, plant and equipment at end of period						159
Construction in progress [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period					0
Property, plant and equipment at end of period						0
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		14,270	13,349	13,349	12,589
Property, plant and equipment at end of period				14,270	13,349	12,589
Cost [member] | Leasehold interests in land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		674	675	675	675
Property, plant and equipment at end of period				674	675	675
Cost [member] | Land improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		372	399	399	389
Property, plant and equipment at end of period				372	399	389
Cost [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		9,890	9,377	9,377	9,161
Property, plant and equipment at end of period				9,890	9,377	9,161
Cost [member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		7	7	7	7
Property, plant and equipment at end of period				7	7	7
Cost [member] | Motor vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		66	63	63	43
Property, plant and equipment at end of period				66	63	43
Cost [member] | Ships [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		252	252	252	251
Property, plant and equipment at end of period				252	252	251
Cost [member] | Furniture, fittings and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		2,235	2,082	2,082	1,904
Property, plant and equipment at end of period				2,235	2,082	1,904
Cost [member] | Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		774	494	494	159
Property, plant and equipment at end of period				774	494	159
Accumulated amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		(5,438)	(4,988)	(4,988)	(4,455)
Property, plant and equipment at end of period				(5,438)	(4,988)	(4,455)
Accumulated amortization [member] | Leasehold interests in land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		(148)	(135)	(135)	(123)
Property, plant and equipment at end of period				(148)	(135)	(123)
Accumulated amortization [member] | Land improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		(141)	(156)	(156)	(146)
Property, plant and equipment at end of period				(141)	(156)	(146)
Accumulated amortization [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		(3,365)	(3,042)	(3,042)	(2,696)
Property, plant and equipment at end of period				(3,365)	(3,042)	(2,696)
Accumulated amortization [member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		(5)	(6)	(6)	(6)
Property, plant and equipment at end of period				(5)	(6)	(6)
Accumulated amortization [member] | Motor vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		(26)	(27)	(27)	(36)
Property, plant and equipment at end of period				(26)	(27)	(36)
Accumulated amortization [member] | Ships [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		(212)	(207)	(207)	(129)
Property, plant and equipment at end of period				(212)	(207)	(129)
Accumulated amortization [member] | Furniture, fittings and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		(1,541)	(1,415)	(1,415)	(1,319)
Property, plant and equipment at end of period				(1,541)	(1,415)	(1,319)
Accumulated amortization [member] | Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		$ 0	$ 0	0	0
Property, plant and equipment at end of period				$ 0	$ 0	$ 0

[1]	The impairment loss for the year ended December 31, 2019 resulted from the decrease in volume of passengers in our ferry operations. For details refer to Note 3(c).